Loans, allowance for loan losses and credit quality - Impaired loans (Details 5) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 1,466	SFr 1,342	SFr 1,271
Restructured loans	207	216	290
Potential problem loans	429	408	549
Total other impaired loans	636	624	839
Gross impaired loans	2,102	1,966	2,110
Non-interest-earning loans	309	267	223
Non-performing loans	1,157	SFr 1,075	1,048
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	118		90
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	917		721
Restructured loans	165		277
Potential problem loans	387		480
Total other impaired loans	552		757
Gross impaired loans	1,469		1,478
Non-interest-earning loans	280		181
Non-performing loans	637		540
Corporate and institutional | Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	105		77
Restructured loans	0		0
Potential problem loans	22		19
Total other impaired loans	22		19
Gross impaired loans	127		96
Non-interest-earning loans	4		4
Non-performing loans	101		73
Corporate and institutional | Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	768		599
Restructured loans	165		277
Potential problem loans	362		458
Total other impaired loans	527		735
Gross impaired loans	1,295		1,334
Non-interest-earning loans	233		134
Non-performing loans	535		465
Corporate and institutional | Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	44		44
Restructured loans	0		0
Potential problem loans	3		3
Total other impaired loans	3		3
Gross impaired loans	47		47
Non-interest-earning loans	43		43
Non-performing loans	1		1
Corporate and institutional | Governments and public institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans			1
Restructured loans			0
Potential problem loans			0
Total other impaired loans			0
Gross impaired loans			1
Non-interest-earning loans			0
Non-performing loans			1
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	549		550
Restructured loans	42		13
Potential problem loans	42		69
Total other impaired loans	84		82
Gross impaired loans	633		632
Non-interest-earning loans	29		42
Non-performing loans	520		508
Consumer | Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	270		253
Restructured loans	42		13
Potential problem loans	39		66
Total other impaired loans	81		79
Gross impaired loans	351		332
Non-interest-earning loans	10		17
Non-performing loans	260		236
Consumer | Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	98		112
Restructured loans	0		0
Potential problem loans	2		2
Total other impaired loans	2		2
Gross impaired loans	100		114
Non-interest-earning loans	13		16
Non-performing loans	85		96
Consumer | Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	181		185
Restructured loans	0		0
Potential problem loans	1		1
Total other impaired loans	1		1
Gross impaired loans	182		186
Non-interest-earning loans	6		9
Non-performing loans	175		176
Bank
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1,454		1,258
Restructured loans	207		290
Potential problem loans	429		549
Total other impaired loans	636		839
Gross impaired loans	2,090		2,097
Non-interest-earning loans	297		210
Non-performing loans	1,157		1,048
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	118		90
Bank | Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	905		708
Restructured loans	165		277
Potential problem loans	387		480
Total other impaired loans	552		757
Gross impaired loans	1,457		1,465
Non-interest-earning loans	268		168
Non-performing loans	637		540
Bank | Corporate and institutional | Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	105		77
Restructured loans	0		0
Potential problem loans	22		19
Total other impaired loans	22		19
Gross impaired loans	127		96
Non-interest-earning loans	4		4
Non-performing loans	101		73
Bank | Corporate and institutional | Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	756		586
Restructured loans	165		277
Potential problem loans	362		458
Total other impaired loans	527		735
Gross impaired loans	1,283		1,321
Non-interest-earning loans	221		121
Non-performing loans	535		465
Bank | Corporate and institutional | Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	44		44
Restructured loans	0		0
Potential problem loans	3		3
Total other impaired loans	3		3
Gross impaired loans	47		47
Non-interest-earning loans	43		43
Non-performing loans	1		1
Bank | Corporate and institutional | Governments and public institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans			1
Restructured loans			0
Potential problem loans			0
Total other impaired loans			0
Gross impaired loans			1
Non-interest-earning loans			0
Non-performing loans			1
Bank | Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	549		550
Restructured loans	42		13
Potential problem loans	42		69
Total other impaired loans	84		82
Gross impaired loans	633		632
Non-interest-earning loans	29		42
Non-performing loans	520		508
Bank | Consumer | Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	270		253
Restructured loans	42		13
Potential problem loans	39		66
Total other impaired loans	81		79
Gross impaired loans	351		332
Non-interest-earning loans	10		17
Non-performing loans	260		236
Bank | Consumer | Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	98		112
Restructured loans	0		0
Potential problem loans	2		2
Total other impaired loans	2		2
Gross impaired loans	100		114
Non-interest-earning loans	13		16
Non-performing loans	85		96
Bank | Consumer | Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	181		185
Restructured loans	0		0
Potential problem loans	1		1
Total other impaired loans	1		1
Gross impaired loans	182		186
Non-interest-earning loans	6		9
Non-performing loans	SFr 175		SFr 176